RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2014
General Partner
Related party transactions
Wrap fee as a percentage of average month-end net asset value	4.00%
Financial Data Services, Inc. | Minimum
Related party transactions
Fee rate per year paid by MLAI based on aggregate net assets (as a percent)	0.016%
Fee rate based on aggregate asset level (as a percent)	0.018%
Financial Data Services, Inc. | Maximum
Related party transactions
Fee rate per year paid by MLAI based on aggregate net assets (as a percent)	0.02%
Fee rate based on aggregate asset level (as a percent)	0.02%